Summary of Significant Accounting Policies (Details) - Schedule of exchange rates - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of exchange rates [Abstract]
Period-end HK$:US$ exchange rate	$ 0.12739	$ 0.12771
Period average HK$:US$ exchange rate	$ 0.12759	$ 0.12813